Consolidated Statements of Income ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares
Profit or loss [abstract]
Revenue	¥ 290,515	$ 41,730	¥ 290,877	¥ 274,829
Interconnection charges	(11,513)	(1,654)	(12,579)	(12,617)
Depreciation and amortization	(83,080)	(11,934)	(75,777)	(77,492)
Network, operation and support expenses	(43,236)	(6,210)	(55,077)	(54,507)
Employee benefit expenses	(50,516)	(7,256)	(48,143)	(42,471)
Costs of telecommunications products sold	(26,412)	(3,794)	(27,604)	(26,643)
Other operating expenses	(64,480)	(9,262)	(62,561)	(57,166)
Finance costs	(2,123)	(305)	(1,625)	(5,734)
Interest income	1,272	183	1,712	1,647
Share of net profit of associates	1,359	195	2,477	893
Share of net profit of joint ventures	646	93	598	574
Other income - net	1,735	249	783	1,280
Income before income tax	14,167	2,035	13,081	2,593
Income tax expenses	(2,795)	(402)	(2,824)	(743)
Net income for the year	11,372	1,633	10,257	1,850
Attributable to:
Equity shareholders of the Company	11,330	1,627	10,197	1,828
Non-controlling interests	¥ 42	$ 6	¥ 60	¥ 22
Earnings per share for income attributable to equity shareholders of the Company during the year:
Basic earnings per share | (per share)	¥ 0.37	$ 0.05	¥ 0.33	¥ 0.07
Diluted earnings per share | (per share)	¥ 0.37	$ 0.05	¥ 0.33	¥ 0.07